Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net Income	$ 1,313,149,000	$ 1,259,808,000	$ 1,255,623,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	717,322,000	699,328,000	648,225,000
Change in deferred taxes, net	(45,452,000)	113,790,000	15,913,000
(Gain) loss on sale of fixed assets	2,318,000	(2,654,000)	32,984,000
Investment gain	0	0	0
Stock Option Compensation Expense	12,323,000	8,507,000	13,593,000
Investment in equity method investees, net	0	0	(4,073,000)
Cash outflow from hedging	17,776,000	(23,123,000)	(2,335,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	330,960,000	157,411,000	41,280,000
Inventories, net	301,009,000	85,758,000	54,918,000
Prepaid expenses, other current and non-current assets	(47,997,000)	24,179,000	(67,875,000)
Accounts receivable, related parties	300,000	118,800,000	10,968,000
Accounts payable, related parties	27,208,000	113,822,000	(3,743,000)
Accounts payable, accrued expenses and other current and non-current liabilities	548,955,000	121,424,000	215,264,000
Income tax payable	(9,092,000)	(94,916,000)	(36,057,000)
Net cash provided by (used in) operating activities	1,960,047,000	1,861,392,000	2,034,805,000
Investing Activities:
Purchases of property, plant and equipment	(952,943,000)	(931,627,000)	(747,938,000)
Proceeds from sale of property, plant and equipment	17,408,000	11,673,000	19,847,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets		1,779,058,000	495,725,000
Proceeds from divestitures	251,660,000	8,257,000	18,276,000
Net cash (used in) provided by investing activities	(1,000,685,000)	(2,690,755,000)	(1,205,540,000)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	287,526,000	197,481,000	381,603,000
Repayments of short-term borrowings and other financial liabilities	313,872,000	171,889,000	397,682,000
Proceeds from short-term borrowings from related parties	58,804,000	303,695,000	18,593,000
Repayments of short-term borrowings from related parties	(44,270,000)	(358,638,000)	(18,228,000)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	6,035,000	2,910,611,000	441,278,000
Repayments of long-term debt and capital lease obligations	324,855,000	1,647,978,000	617,499,000
Increase (decrease) of accounts receivable securitization program	290,750,000	9,500,000	(189,250,000)
Proceeds from exercise of stock options	94,166,000	107,047,000	111,300,000
Proceeds from conversion of preference shares into ordinary shares	0	0	34,784,000
Purchase of treasury stock	0	0	505,014,000
Payment of dividends [N]	263,244,000	317,903,000	296,134,000
Distributions to Noncontrolling interests	(284,474,000)	(250,271,000)	(216,758,000)
Contributions from noncontrolling interests	67,395,000	42,356,000	66,467,000
Net cash (used in) provided by financing activities	(1,007,539,000)	805,011,000	(808,040,000)
Effect of exchange rate changes on cash and cash equivalents	(36,178,000)	(24,570,000)	(26,488,000)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(84,355,000)	(48,922,000)	(5,263,000)
Cash and cash equivalents at beginning of period	633,855,000	682,777,000
Cash and cash equivalents at end of period	$ 549,500,000	$ 633,855,000	$ 682,777,000